Commitments and contingencies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Rental expenses | $	$ 276		$ 324		$ 297
ZHEJIANG TIANLAN
Rental expenses | ¥		¥ 0		¥ 0		¥ 0